Personnel expenses - Total expenditure on remuneration (Details)	12 Months Ended
	Dec. 31, 2019 Y employee item	Dec. 31, 2018	Dec. 31, 2017
Personnel Expenses
Number of systems for variable remuneration	1
Number of levels of testing individual variable remuneration	3
Number of months salary maximum at Company level	2
Number of months salary maximum outcome for individual variable remuneration based on department's quantitative targets	2
Individual variable remuneration test out come lower limit	0
Individual variable remuneration test out come department level upper limit	1.5
Number of months salary maximum outcome for individual variable remuneration	3
Disbursement percentage under employee incentive scheme year one	40.00%
Disbursement percentage under employee incentive scheme subsequent years	20.00%
Disbursement under employee incentive scheme number of subsequent years | Y	3
Number of employees that receive remuneration greater than one million Euro per fiscal year | employee	0
Catrin Fransson, Chief Executive Officer (CEO)
Personnel Expenses
Notice period	6 months
Severance pay period limit	18 months
Retirement age	65 years	65 years	65 years
Pension fee percentage on fixed salary	30.00%	30.00%	30.00%
Per Akerlind, Head of Treasury and Capital Management and Executive Vice President
Personnel Expenses
Notice period	6 months
Severance pay period limit	18 months
Senior Executives
Personnel Expenses
Retirement age	65 years
Pension fee percentage on fixed salary	30.00%
Senior Executives | Minimum
Personnel Expenses
Notice period	3 months
Senior Executives | Maximum
Personnel Expenses
Notice period	6 months